September 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The SteelPath MLP Funds Trust File Nos. 333-163614 and 811-22363 Post Effective Amendment No. 5

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of The SteelPath MLP Funds Trust (the “Trust”) is Post-Effective Amendment No. 5 (“PEA No. 5”) to the Trust’s currently effective Registration Statement on Form N-1A (“Registration Statement”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to register the SteelPath MLP and Infrastructure Debt Fund as a new series of the Trust.  The Fund will initially offer Class A, Class C and Class I shares.

The Registrant has elected that this filing be automatically effective 75 days after filing pursuant to Rule 485(a)(2) under 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber
Attachments

cc:	Bryce Tillery
James McCain
   SteelPath Fund Advisors, LLC

Robert J. Zutz
   K&L Gates LLP